Non-cash operating items - Changes in Non-Cash Operating Items (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure Changes In Non Cash Operating Items [Abstract]
Accounts receivable	$ 45,821	$ 33,124	$ 29,784	$ 40,795
Fuel and natural gas in storage	(6,885)	(6,873)	9,335	1,358
Supplies and consumable inventory	(3,397)	40	(5,344)	(1,062)
Income taxes recoverable	(2,066)	(928)	(2,074)	(1,910)
Prepaid expenses	7,287	(4,950)	4,034	(6,065)
Accounts payable	(10,457)	2,171	(50,512)	(60,398)
Accrued liabilities	(13,833)	(47,424)	(29,316)	(32,913)
Current income tax liability	2,099	(180)	2,789	514
Net regulatory assets and liabilities	4,408	(9,065)	1,313	(15,781)
Changes in non-cash operating items	$ 22,977	$ (34,085)	$ (39,991)	$ (75,462)